Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Concentration Risk1 [Line Items]
Trade accounts receivable, net	$ 59,537	$ 57,011
Trade accounts receivable from shareholders exercising significant influence	6,718	9,653
Other receivables	1,407	482
Trade and other current receivables	$ 67,662	$ 67,146
Trade accounts receivable | One customer
Concentration Risk1 [Line Items]
Concentration percentage	10.00%	14.00%